Fair Value Measurements - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) - Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2021	Dec. 31, 2020
Measurement Input Calibrated Risk Premium [Member]
Warrants and Rights Outstanding, Measurement Input	0.1168	0.1168
Measurement Input, Option Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.0656	0.0803
Minimum [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term	1 month 6 days	3 months 18 days
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0005	0.0012
Maximum [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term	1 year 1 month 6 days	1 year 3 months 18 days
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.0007	0.0019